Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 621,377,000	$ 633,855,000
Trade accounts receivable less allowance for doubtful accounts of $418,100 in 2015 and $418,508 in 2014	3,290,070,000	3,203,655,000
Accounts receivable from related parties	173,765,000	193,225,000
Inventories	1,320,285,000	1,115,554,000
Prepaid expenses and other current assets	1,111,990,000	1,333,067,000
Deferred tax asset, current	242,169,000	245,354,000
Total current assets	6,759,656,000	6,724,710,000
Property, plant and equipment, net	3,333,431,000	3,290,180,000
Intangible assets	841,624,000	869,411,000
Goodwill	13,037,417,000	13,082,180,000
Deferred tax asset, non-current	143,818,000	141,052,000
Equity Method Investments	667,699,000	676,822,000
Other assets	630,578,000	662,746,000
Total assets	25,414,223,000	25,447,101,000
Current liabilities:
Accounts payable	582,676,000	573,184,000
Accounts payable to related parties	200,334,000	140,731,000
Accrued expenses and other current liabilities	2,306,438,000	2,197,245,000
Short-term borrowings and other financial liabilities	100,919,000	132,693,000
Short-term borrowings from related parties	64,305,000	5,357,000
Current portion of long-term debt and capital lease obligations	576,622,000	313,607,000
Income tax payable, current	69,012,000	79,687,000
Deferred tax liability, current	34,671,000	34,787,000
Total current liabilities	3,934,977,000	3,477,291,000
Long-term debt and capital lease obligations less current maturities	8,350,866,000	9,080,277,000
Other liabilities	444,507,000	411,976,000
Pension liabilities	619,830,000	642,318,000
Income tax payable, non-current	155,692,000	177,601,000
Deferred tax liability, non-current	705,609,000	804,609,000
Total liabilities	14,211,481,000	14,594,072,000
Noncontrolling interests subject to put provisions	960,096,000	824,658,000
Company shareholders' equity:
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 312,379,915 issued and 304,830,964 outstanding	386,633,000	385,215,000
Additional paid-in capital	3,480,515,000	3,546,075,000
Retained earnings	7,554,172,000	7,104,780,000
Accumulated other comprehensive (loss)	(1,287,593,000)	(1,087,743,000)
Total Company shareholders' equity	9,628,713,000	9,443,313,000
Noncontrolling interests not subject to put provisions	613,933,000	585,058,000
Total equity	10,242,646,000
Total liabilities and equity	25,414,223,000	25,447,101,000
Treasury stock, at cost	$ (505,014,000)	$ (505,014,000)